FINANCE COSTS (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Interest on lease liabilities	$ 1,190,489	$ 36,425
Accretion expense	3,026,073	0
Financing cost	262,168	435,212
Other	(525,800)	(97,931)
Finance costs	10,617,741	1,420,354
Borrowing costs capitalised	315,039	1,718,711
Interest On Long-Term Debt and Other Debts
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised	247,325	756,233
Interest On Lease Liability
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised	$ 67,714	$ 962,478
Minimum
Disclosure of detailed information about borrowings [line items]
Capitalisation rate of borrowing costs eligible for capitalisation (as a percent)	8.00%	5.68%
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Interest on long-term debt and other debts	$ 6,664,811	$ 1,046,648